PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
PROVISIONS AND CONTINGENCIES
Schedule of provisions

	Restructuring
	and
	rationalisation		Legal and other
	provisions	Metal-on-metal	provisions	Total
	$ million	$ million	$ million	$ million
At 1 January 2022	18	289	50	357
Charge to income statement	169	19	19	207
Release to income statement	(2)	–	(5)	(7)
Unwinding of discount	–	7	–	7
Utilised	(154)	(76)	(6)	(236)
Exchange adjustment	(1)	–	–	(1)
At 31 December 2022	30	239	58	327
Charge to income statement	220	–	9	229
Release to income statement	–	(8)	(19)	(27)
Unwinding of discount	–	5	–	5
Utilised	(160)	(87)	(7)	(254)
Exchange adjustment	1	–	–	1
At 31 December 2023	91	149	41	281
Provisions – due within one year	91	111	31	233
Provisions – due after one year	–	38	10	48
At 31 December 2023	91	149	41	281
Provisions – due within one year	30	165	48	243
Provisions – due after one year	–	74	10	84
At 31 December 2022	30	239	58	327